Payable taxes and other accrued expenses (Details) - MXN ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Payable taxes and other accrued expenses
Accrued expenses	$ 503,113	$ 345,225	$ 265,358
Payable taxes other than income tax	389,463	410,775	551,133
Accrued interest	239,753	204,843	147,115
Total payable taxes and other accrued expenses	$ 1,132,329	$ 960,843	$ 963,606